Shareholder’s Deficit (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2026	Dec. 18, 2025	Sep. 29, 2025
Shareholder’s Deficit [Line Items]
Vote for ordinary shares	one
No par value (in Dollars per share)
Ordinary shares, shares authorized	200,000,000	200,000,000
cash (in Dollars)						$ 50,000	$ 100,000
Ordinary shares, shares issued	150	150			131,780,209
Ordinary shares, shares outstanding	150	150			131,780,209
Coinshares International Limited [Member]
Shareholder’s Deficit [Line Items]
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	66,678,210	66,678,210	66,678,210
Ordinary shares, shares outstanding	65,538,653	65,538,653	66,678,210
Total consideration on repurchased share (in Dollars)	$ 5,300	$ 5,300	$ 300	$ 10,600
Number of cancellation shares held in treasury share			1,474,631	200,050
Carrying amount on original issuance (in Dollars)			$ 4,200	$ 600
Dividend declared (in Dollars per share)		$ 0.39	$ 0.17	$ 0
Dividend paid (in Dollars per share)				$ 0
Public Shares [Member] | Coinshares International Limited [Member]
Shareholder’s Deficit [Line Items]
Number of repurchased shares		1,594,706	90,205	1,385,500
Ordinary Shares [Member]
Shareholder’s Deficit [Line Items]
Number of shares exchange for cash						50	100
Ordinary Shares [Member] | Public Shares [Member]
Shareholder’s Deficit [Line Items]
Ordinary shares, shares issued	150	150
Ordinary shares, shares outstanding	150	150